Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Allowance for credit losses	$ 3,649,292	$ 1,354,590
Net operating loss carryforwards	508,006	404,920
Valuation allowance	(657,649)	(550,821)
Deferred tax assets, net	3,499,649	1,208,689
PRC		141	$ 7,271
Total cash paid for income taxes		$ 141	$ 7,271